Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Schedule of inventories

	2023	2022
Consumables and reagent	$2,471,318	$3,662,303
Work in progress	104,165	137,106
Finished goods	551,293	734,663
	$3,126,776	$4,534,072